Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SUPERFUND GOLD, L.P.
Entity Central Index Key	0001433147
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Statements of Assets and Liabilities (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
US Government securities, at fair value, (amortized cost)	$ 6,400,000	$ 9,598,087
Due from brokers (net of reserve of $101,521) (See Note 4)	17,505,597	12,805,431
Futures contracts purchased	0	2,832,921
Unrealized appreciation on open forward contracts	134,988	224,585
Futures contracts sold	378,483	0
Cash	5,304,787	3,630,425
Due from affiliate	0	5,599
Total assets	29,723,855	29,097,048
LIABILITIES
Unrealized depreciation on open forward contracts	95,397	36,460
Future contracts purchased	2,237,362	0
Futures contracts sold	0	349,805
Subscriptions received in advance	914,000	1,289,417
Incentive fee	0	409,223
Redemptions payable	904,938	236,327
Management fee payable	107,656	51,406
Fees payable	105,056	49,185
Total liabilities	4,364,409	2,421,823
NET ASSETS	25,359,446	26,675,225
SERIES A
ASSETS
US Government securities, at fair value, (amortized cost)	3,700,000	4,949,019
Due from brokers (net of reserve of $101,521) (See Note 4)	10,182,255	6,513,798
Futures contracts purchased	0	1,271,946
Unrealized appreciation on open forward contracts	69,300	95,755
Futures contracts sold	189,971	0
Cash	4,325,976	2,215,532
Due from affiliate	0	5,599
Total assets	18,467,502	15,051,649
LIABILITIES
Unrealized depreciation on open forward contracts	51,238	13,857
Future contracts purchased	1,411,823	0
Futures contracts sold	0	143,844
Subscriptions received in advance	336,000	882,330
Incentive fee	0	198,986
Redemptions payable	711,068	42,447
Management fee payable	67,674	26,272
Fees payable	70,546	27,222
Total liabilities	2,648,349	1,334,958
NET ASSETS	15,819,153	13,716,691
SERIES B
ASSETS
US Government securities, at fair value, (amortized cost)	2,700,000	4,649,068
Due from brokers (net of reserve of $101,521) (See Note 4)	7,323,342	6,291,633
Futures contracts purchased	0	1,560,975
Unrealized appreciation on open forward contracts	65,688	128,830
Futures contracts sold	188,512	0
Cash	978,811	1,414,893
Total assets	11,256,353	14,045,399
LIABILITIES
Unrealized depreciation on open forward contracts	44,159	22,603
Future contracts purchased	825,539	0
Futures contracts sold	0	205,961
Subscriptions received in advance	578,000	407,087
Incentive fee	0	210,237
Redemptions payable	193,870	193,880
Management fee payable	39,982	25,134
Fees payable	34,510	21,963
Total liabilities	1,716,060	1,086,865
NET ASSETS	9,540,293	12,958,534
Series A-1
LIABILITIES
NET ASSETS	12,507,057	10,835,030
Number of Units outstanding	8,359.51	6,916.044
Net Asset Value per Unit	$ 1,496.15	$ 1,566.65
Series A-2
LIABILITIES
NET ASSETS	3,312,096	2,881,661
Number of Units outstanding	2,037.421	1,724.508
Net Asset Value per Unit	$ 1,625.63	$ 1,671
Series B-1
LIABILITIES
NET ASSETS	5,617,352	7,815,597
Number of Units outstanding	4,524.265	5,784.122
Net Asset Value per Unit	$ 1,241.61	$ 1,351.21
Series B-2
LIABILITIES
NET ASSETS	$ 3,922,941	$ 5,142,937
Number of Units outstanding	3,015.557	3,700.48
Net Asset Value per Unit	$ 1,300.9	$ 1,389.8

Statements of Assets and Liabilities (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
U.S. Government securities, amortized cost	$ 6,400,000	$ 9,598,087
Net of reserve	194,753	194,753
SERIES A
ASSETS
U.S. Government securities, amortized cost	3,700,000	4,949,019
Net of reserve	93,232	93,232
SERIES B
ASSETS
U.S. Government securities, amortized cost	2,700,000	4,649,068
Net of reserve	$ 101,521	$ 101,521

Condensed Schedule of Investments (USD $)	Dec. 31, 2011	Dec. 31, 2010
Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.70%
Fair Value	$ 39,591	$ 188,125
Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		0.30%
Fair Value		92,460
Future Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(7.30%)	9.30%
Fair Value	(1,858,879)	2,483,116
United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
Face Value	6,400,000	9,600,000
Percentage of Net Assets	25.20%	36.00%
Fair Value	6,400,000	9,598,087
Unrealized Appreciation on Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.50%	0.80%
Fair Value	134,988	224,585
Unrealized Appreciation on Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.50%	0.80%
Fair Value	134,988	224,585
Unrealized Depreciation on Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.40%)	(0.10%)
Fair Value	(95,397)	(36,460)
Unrealized Depreciation on Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.40%)	(0.10%)
Fair Value	(95,397)	(36,460)
Futures Contracts Purchased
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.80%)	10.60%
Fair Value	(2,237,362)	2,832,921
Futures Contracts Purchased | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	1.90%
Fair Value	68,483	484,663
Futures Contracts Purchased | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	0.40%
Fair Value	(86,639)	110,783
Futures Contracts Purchased | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.50%
Fair Value	5,880	127,537
Futures Contracts Purchased | Financial | 2 Years U.S. Treasury Note
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%
Fair Value	1,954
Futures Contracts Purchased | Financial | Other
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%
Fair Value	3,926
Futures Contracts Purchased | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.70%
Fair Value	30,713	194,250
Futures Contracts Purchased | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.40%
Fair Value	8,193	114,065
Futures Contracts Purchased | CMX Gold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.80%)	4.00%
Fair Value	(2,228,620)	1,067,060
Futures Contracts Purchased | Other Metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	2.40%
Fair Value	(35,372)	642,103
Futures Contracts Purchased | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.90%)	6.40%
Fair Value	(2,263,992)	1,709,163
Futures Contracts Sold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.50%	(1.30%)
Fair Value	378,483	(349,805)
Futures Contracts Sold | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.10%
Fair Value	85,282	33,694
Futures Contracts Sold | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	(0.10%)
Fair Value	84,680	(30,980)
Futures Contracts Sold | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	(0.10%)
Fair Value	(11,937)	(22,344)
Futures Contracts Sold | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%
Fair Value	23,297
Futures Contracts Sold | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.10%
Fair Value	58,871	23,963
Futures Contracts Sold | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%
Fair Value	18,950
Futures Contracts Sold | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.50%	(1.30%)
Fair Value	119,340	(354,138)
Futures and Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(7.20%)	10.00%
Fair Value	(1,819,288)	2,671,241
Futures and Forward Contracts | Australia
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.00%
Fair Value	13,630	3,134
Futures and Forward Contracts | European Monetary Union
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.30%
Fair Value	69,960	81,278
Futures and Forward Contracts | Great Britain
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.30%
Fair Value	5,614	72,763
Futures and Forward Contracts | Japan
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.80%
Fair Value	106,637	210,666
Futures and Forward Contracts | United States
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.10%)	6.40%
Fair Value	(2,048,725)	1,729,526
Futures and Forward Contracts | Other Countries
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	2.20%
Fair Value	33,596	573,874
SERIES A | Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.60%
Fair Value	18,062	81,898
SERIES A | Future Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(7.60%)	8.20%
Fair Value	(1,221,852)	1,128,102
SERIES A | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
Face Value	3,700,000	4,950,000
Percentage of Net Assets	23.40%	36.10%
Fair Value	3,700,000	4,949,019
SERIES A | Unrealized Appreciation on Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.70%
Fair Value	69,300	95,755
SERIES A | Unrealized Appreciation on Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.70%
Fair Value	69,300	95,755
SERIES A | Unrealized Depreciation on Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	(0.10%)
Fair Value	(51,238)	(13,857)
SERIES A | Unrealized Depreciation on Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	(0.10%)
Fair Value	(51,238)	(13,857)
SERIES A | Futures Contracts Purchased
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(9.00%)	9.30%
Fair Value	(1,411,823)	1,271,946
SERIES A | Futures Contracts Purchased | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	1.50%
Fair Value	36,900	208,888
SERIES A | Futures Contracts Purchased | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.30%)	0.30%
Fair Value	(45,053)	44,259
SERIES A | Futures Contracts Purchased | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.40%
Fair Value	2,614	55,066
SERIES A | Futures Contracts Purchased | Financial | 2 Years U.S. Treasury Note
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%
Fair Value	1,016
SERIES A | Futures Contracts Purchased | Financial | Other
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%
Fair Value	1,598
SERIES A | Futures Contracts Purchased | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.60%
Fair Value	16,738	81,781
SERIES A | Futures Contracts Purchased | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.40%
Fair Value	4,717	46,624
SERIES A | Futures Contracts Purchased | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		0.30%
Fair Value		40,970
SERIES A | Futures Contracts Purchased | CMX Gold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.90%)	3.90%
Fair Value	(1,407,280)	528,140
SERIES A | Futures Contracts Purchased | Other Metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	1.90%
Fair Value	(20,459)	266,218
SERIES A | Futures Contracts Purchased | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(9.00%)	5.80%
Fair Value	(1,427,739)	794,358
SERIES A | Futures Contracts Sold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.40%	(1.10%)
Fair Value	189,971	(143,844)
SERIES A | Futures Contracts Sold | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.10%
Fair Value	43,963	14,250
SERIES A | Futures Contracts Sold | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	(0.10%)
Fair Value	42,480	(12,190)
SERIES A | Futures Contracts Sold | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	(0.10%)
Fair Value	(6,656)	(10,607)
SERIES A | Futures Contracts Sold | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%
Fair Value	11,607
SERIES A | Futures Contracts Sold | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.10%
Fair Value	26,026	9,628
SERIES A | Futures Contracts Sold | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%
Fair Value	9,670
SERIES A | Futures Contracts Sold | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	(1.10%)
Fair Value	62,881	(144,925)
SERIES A | Futures and Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(7.50%)	8.80%
Fair Value	(1,203,790)	1,210,000
SERIES A | Futures and Forward Contracts | Australia
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.00%
Fair Value	8,242	1,134
SERIES A | Futures and Forward Contracts | European Monetary Union
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.20%
Fair Value	36,313	32,375
SERIES A | Futures and Forward Contracts | Great Britain
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.20%
Fair Value	2,711	30,179
SERIES A | Futures and Forward Contracts | Japan
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.70%
Fair Value	55,550	92,656
SERIES A | Futures and Forward Contracts | United States
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.20%)	5.90%
Fair Value	(1,316,556)	808,405
SERIES A | Futures and Forward Contracts | Other Countries
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	1.80%
Fair Value	9,950	245,251
SERIES B | Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	0.80%
Fair Value	21,529	106,227
SERIES B | Future Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.70%)	10.60%
Fair Value	(637,027)	1,355,014
SERIES B | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
Face Value	2,700,000	4,650,000
Percentage of Net Assets	28.30%	35.90%
Fair Value	2,700,000	4,649,068
SERIES B | Unrealized Appreciation on Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.70%	1.00%
Fair Value	65,688	128,830
SERIES B | Unrealized Appreciation on Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.70%	1.00%
Fair Value	65,688	128,830
SERIES B | Unrealized Depreciation on Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.50%)	(0.20%)
Fair Value	(44,159)	(22,603)
SERIES B | Unrealized Depreciation on Forward Contracts | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.50%)	(0.20%)
Fair Value	(44,159)	(22,603)
SERIES B | Futures Contracts Purchased
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.80%)	12.10%
Fair Value	(825,539)	1,560,975
SERIES B | Futures Contracts Purchased | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	2.10%
Fair Value	31,583	275,775
SERIES B | Futures Contracts Purchased | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.40%)	0.50%
Fair Value	(41,586)	66,524
SERIES B | Futures Contracts Purchased | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.60%
Fair Value	3,266	72,471
SERIES B | Futures Contracts Purchased | Financial | 2 Years U.S. Treasury Note
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%
Fair Value	938
SERIES B | Futures Contracts Purchased | Financial | Other
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%
Fair Value	2,328
SERIES B | Futures Contracts Purchased | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.90%
Fair Value	13,975	112,469
SERIES B | Futures Contracts Purchased | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.50%
Fair Value	3,476	67,441
SERIES B | Futures Contracts Purchased | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets		0.40%
Fair Value		51,490
SERIES B | Futures Contracts Purchased | CMX Gold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.60%)	4.20%
Fair Value	(821,340)	538,920
SERIES B | Futures Contracts Purchased | Other Metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.20%)	2.90%
Fair Value	(14,913)	375,885
SERIES B | Futures Contracts Purchased | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(8.80%)	7.10%
Fair Value	(836,253)	914,805
SERIES B | Futures Contracts Sold
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	1.80%	(1.50%)
Fair Value	188,512	(205,961)
SERIES B | Futures Contracts Sold | Currency Swap
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.20%
Fair Value	41,319	19,444
SERIES B | Futures Contracts Sold | Energy
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	(0.10%)
Fair Value	42,200	(18,790)
SERIES B | Futures Contracts Sold | Financial
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(0.10%)	(0.10%)
Fair Value	(5,281)	(11,737)
SERIES B | Futures Contracts Sold | Food & Fiber
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%
Fair Value	11,690
SERIES B | Futures Contracts Sold | Indices
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.10%
Fair Value	32,845	14,335
SERIES B | Futures Contracts Sold | Livestock
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%
Fair Value	9,280
SERIES B | Futures Contracts Sold | Total metals
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.60%	(1.60%)
Fair Value	56,459	(209,213)
SERIES B | Futures and Forward Contracts
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(6.80%)	11.40%
Fair Value	(615,498)	1,461,241
SERIES B | Futures and Forward Contracts | Australia
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.10%	0.00%
Fair Value	5,388	2,000
SERIES B | Futures and Forward Contracts | European Monetary Union
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.30%	0.50%
Fair Value	33,647	48,903
SERIES B | Futures and Forward Contracts | Great Britain
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.00%	0.30%
Fair Value	2,903	42,584
SERIES B | Futures and Forward Contracts | Japan
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.40%	0.90%
Fair Value	51,087	118,010
SERIES B | Futures and Forward Contracts | United States
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	(7.80%)	7.10%
Fair Value	(732,169)	921,121
SERIES B | Futures and Forward Contracts | Other Countries
Limited Partners' Capital Account [Line Items]
Percentage of Net Assets	0.20%	2.60%
Fair Value	$ 23,646	$ 328,623

Condensed Schedule of Investment (Parenthetical) (USD $)	Feb. 23, 2012	Feb. 24, 2011
United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
United States Treasury Bills, amortized cost	$ 6,400,000	$ 9,598,087
CMX Gold
Limited Partners' Capital Account [Line Items]
Number of contracts	171	233
SERIES A | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
United States Treasury Bills, amortized cost	3,700,000	4,949,019
SERIES A | CMX Gold
Limited Partners' Capital Account [Line Items]
Number of contracts	108	116
SERIES B | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
United States Treasury Bills, amortized cost	$ 2,700,000	$ 4,649,068
SERIES B | CMX Gold
Limited Partners' Capital Account [Line Items]
Number of contracts	63	117

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investment income
Interest income	$ 11,848	$ 11,425
Other income		5,599
Total income	11,848	17,024
Expenses
Incentive fee	648,939	577,643
Management fee	670,647	423,897
Brokerage commissions	541,338	475,941
Selling commission	428,612	269,901
Operating expenses	223,546	141,299
MF Global reserve (see Note 4)	194,753
Other	16,766	5,314
Total expenses	2,724,601	1,893,995
Net investment loss	(2,712,753)	(1,876,971)
Realized and unrealized gain (loss) on investments
Net realized gain on futures and forward contracts	5,588,766	7,170,567
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(4,490,529)	3,571,053
Net gain on investments	1,098,237	10,741,620
Net increase (decrease) in net assets from operations	(1,614,516)	8,864,649
SERIES A
Investment income
Interest income	6,191	6,400
Other income		5,599
Total income	6,191	11,999
Expenses
Incentive fee	243,449	367,406
Management fee	383,509	192,137
Brokerage commissions	255,210	160,212
Selling commission	272,237	133,361
Operating expenses	127,836	64,045
MF Global reserve (see Note 4)	93,232
Other	5,651	1,444
Total expenses	1,381,124	918,605
Net investment loss	(1,374,933)	(906,606)
Realized and unrealized gain (loss) on investments
Net realized gain on futures and forward contracts	2,767,330	3,373,625
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(2,413,790)	1,491,307
Net gain on investments	353,540	4,864,932
Net increase (decrease) in net assets from operations	(1,021,393)	3,958,326
SERIES B
Investment income
Interest income	5,657	5,025
Total income	5,657	5,025
Expenses
Incentive fee	405,490	210,237
Management fee	287,138	231,760
Brokerage commissions	286,128	315,729
Selling commission	156,375	136,540
Operating expenses	95,710	77,254
MF Global reserve (see Note 4)	101,521
Other	11,115	3,870
Total expenses	1,343,477	975,390
Net investment loss	(1,337,820)	(970,365)
Realized and unrealized gain (loss) on investments
Net realized gain on futures and forward contracts	2,821,436	3,796,942
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(2,076,739)	2,079,746
Net gain on investments	744,697	5,876,688
Net increase (decrease) in net assets from operations	$ (593,123)	$ 4,906,323
Series A-1
Realized and unrealized gain (loss) on investments
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units outstanding during period)	$ (103.81)	$ 586.87
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit during period)	$ (70.5)	$ 509.75
Series A-2
Realized and unrealized gain (loss) on investments
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units outstanding during period)	$ (96.66)	$ 638.1
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit during period)	$ (45.37)	$ 559.6
Series B-1
Realized and unrealized gain (loss) on investments
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units outstanding during period)	$ (78.44)	$ 456.22
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit during period)	$ (109.6)	$ 477.53
Series B-2
Realized and unrealized gain (loss) on investments
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units outstanding during period)	$ (50.73)	$ 547.21
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit during period)	$ (88.9)	$ 502.88

Statements of Operations (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Series A-1
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	8,066.5	5,236.62
Series A-2
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	1,903.44	1,387.08
Series B-1
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	5,422.14	6,793.32
Series B-2
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	3,340.25	3,273.29

Statements of Changes In Net Assets (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Increase (decrease) in net assets from operations
Net investment loss	$ (2,712,753)	$ (1,876,971)
Net realized gain on futures and forward contracts	5,588,766	7,170,567
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(4,490,529)	3,571,053
Net increase (decrease) in net assets from operations	(1,614,516)	8,864,649
Capital share transactions
Issuance of Units	10,736,259	11,079,475
Redemption of Units	(10,437,522)	(5,422,831)
Net increase (decrease) in net assets from capital share transactions	298,737	5,656,644
Net increase (decrease) in net assets	(1,315,779)	14,521,293
Assets, Net	25,359,446	26,675,225
SERIES A
Increase (decrease) in net assets from operations
Net investment loss	(1,374,933)	(906,606)
Net realized gain on futures and forward contracts	2,767,330	3,373,625
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(2,413,790)	1,491,307
Net increase (decrease) in net assets from operations	(1,021,393)	3,958,326
Capital share transactions
Issuance of Units	8,156,974	7,649,260
Redemption of Units	(5,033,119)	(1,325,250)
Net increase (decrease) in net assets from capital share transactions	3,123,855	6,324,010
Net increase (decrease) in net assets	2,102,462	10,282,336
Assets, Net	15,819,153	13,716,691
SERIES B
Increase (decrease) in net assets from operations
Net investment loss	(1,337,820)	(970,365)
Net realized gain on futures and forward contracts	2,821,436	3,796,942
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(2,076,739)	2,079,746
Net increase (decrease) in net assets from operations	(593,123)	4,906,323
Capital share transactions
Issuance of Units	2,579,285	3,430,215
Redemption of Units	(5,404,403)	(4,097,581)
Net increase (decrease) in net assets from capital share transactions	(2,825,118)	(667,366)
Net increase (decrease) in net assets	(3,418,241)	4,238,957
Assets, Net	9,540,293	12,958,534
Series A-1
Capital share transactions
Assets, Net	12,507,057	10,835,030
Series Units, beginning of period	6,916.044	2,388.395
Issuance of Units	3,951.118	5,507.94
Redemption of Series Units	(2,507.652)	(980.291)
Series Units, end of period	8,359.51	6,916.044
Series A-2
Capital share transactions
Assets, Net	3,312,096	2,881,661
Series Units, beginning of period	1,724.508	818.846
Issuance of Units	877.402	978.117
Redemption of Series Units	(564.489)	(72.455)
Series Units, end of period	2,037.421	1,724.508
Series B-1
Capital share transactions
Assets, Net	5,617,352	7,815,597
Series Units, beginning of period	5,784.122	7,174.897
Issuance of Units	1,527.856	2,402.118
Redemption of Series Units	(2,787.713)	(3,792.893)
Series Units, end of period	4,524.265	5,784.122
Series B-2
Capital share transactions
Assets, Net	$ 3,922,941	$ 5,142,937
Series Units, beginning of period	3,700.48	2,763.5
Issuance of Units	314.675	1,294.86
Redemption of Series Units	(999.598)	(357.88)
Series Units, end of period	3,015.557	3,700.48

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net increase (decrease) in net assets from operations	$ (1,614,516)	$ 8,864,649
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(35,346,385)	(29,290,418)
Sales and maturities of U.S. government securities	38,548,549	25,700,000
Amortization of discounts and premiums	(4,077)	(7,921)
Decrease in due from brokers	(4,700,166)	(6,504,277)
Increase (decrease) in due from affiliate	5,599	(5,599)
Increase (decrease) in unrealized appreciation on open forward contracts	89,597	(142,740)
Increase (decrease) in unrealized depreciation on open forward contracts	58,937	(118,411)
Increase (decrease) in futures contracts purchased	5,070,283	(3,651,895)
Increase (decrease) in futures contracts sold	(728,288)	341,993
Increase (decrease) in incentive fee payable	(409,223)	409,223
Increase in management fee	56,250	28,515
Increase in fees payable	55,871	26,839
Net cash provided by (used in) operating activities	1,082,431	(4,350,042)
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	10,360,842	10,504,762
Redemptions, net of change in redemptions payable	(9,768,911)	(5,196,394)
Net cash provided by financing activities	591,931	5,308,368
Net increase in cash	1,674,362	958,326
Cash	5,304,787	3,630,425
SERIES A
Cash flows from operating activities
Net increase (decrease) in net assets from operations	(1,021,393)	3,958,326
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(18,648,163)	(12,895,739)
Sales and maturities of U.S. government securities	19,899,271	9,500,000
Amortization of discounts and premiums	(2,089)	(3,341)
Decrease in due from brokers	(3,668,457)	(4,719,313)
Increase (decrease) in due from affiliate	5,599	(5,599)
Increase (decrease) in unrealized appreciation on open forward contracts	26,455	(95,755)
Increase (decrease) in unrealized depreciation on open forward contracts	37,381	13,857
Increase (decrease) in futures contracts purchased	2,683,769	(1,550,175)
Increase (decrease) in futures contracts sold	(333,815)	140,766
Increase (decrease) in incentive fee payable	(198,986)	198,986
Increase in management fee	41,402	19,809
Increase in fees payable	43,324	20,842
Net cash provided by (used in) operating activities	(1,135,702)	(5,417,336)
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	7,610,644	7,176,090
Redemptions, net of change in redemptions payable	(4,364,498)	(1,282,803)
Net cash provided by financing activities	3,246,146	5,893,287
Net increase in cash	2,110,444	475,951
Cash	4,325,976	2,215,532
SERIES B
Cash flows from operating activities
Net increase (decrease) in net assets from operations	(593,123)	4,906,323
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(16,698,222)	(16,394,679)
Sales and maturities of U.S. government securities	18,649,278	16,200,000
Amortization of discounts and premiums	(1,988)	(4,580)
Decrease in due from brokers	(1,031,709)	(1,784,964)
Increase (decrease) in unrealized appreciation on open forward contracts	63,142	(46,985)
Increase (decrease) in unrealized depreciation on open forward contracts	21,556	(132,268)
Increase (decrease) in futures contracts purchased	2,386,514	(2,101,720)
Increase (decrease) in futures contracts sold	(394,473)	201,227
Increase (decrease) in incentive fee payable	(210,237)	210,237
Increase in management fee	14,848	8,706
Increase in fees payable	12,547	5,997
Net cash provided by (used in) operating activities	2,218,133	1,067,294
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	2,750,198	3,328,672
Redemptions, net of change in redemptions payable	(5,404,413)	(3,913,591)
Net cash provided by financing activities	(2,654,215)	(584,919)
Net increase in cash	(436,082)	482,375
Cash	$ 978,811	$ 1,414,893

Nature of Operations	12 Months Ended
Dec. 31, 2011
Nature of Operations, Basis of Presentation and Significant Accounting Policies and Financial Highlights [Abstract]
Nature of Operations
(1)	Nature of Operations

Organization and Business

Superfund Gold, L.P., a Delaware Limited Partnership (the “Fund”), commenced operations on April 1, 2009. The Fund was organized to trade speculatively in the United States and international commodity futures and forward markets using a strategy developed by Superfund Capital Management, Inc., the general partner and trading advisor of the Fund (“Superfund Capital Management”). The Fund has issued two series of units of limited partnership interest (“Units”), each with a subseries, Series A-1/A-2 and Series B-1/B-2 (each a “Series”). Series A-1/A-2 and Series B-1/B-2 are traded and managed the same way, with the exception of the degree of leverage. Series B implements the Fund’s futures and forward trading program at a leverage level equal to approximately 1.5 times that implemented on behalf of Series A. Over the long term (periods of several years), the targeted average ratio of margin to equity for Series A is approximately 20% and approximately 30% for Series B. The leverage with which each of the Series is traded is the only difference between the Series. Sub-Series within a Series are not managed differently. Rather, Series A-1 Units and Series B-1 Units are subject to selling commissions. Series A-2 Units and Series B-2 Units are not subject to selling commissions but are available exclusively to: (i) investors participating in selling agent asset-based or fixed-fee investment programs or a registered investment adviser’s asset-based fee or fixed-fee advisory program through which an investment adviser recommends a portfolio allocation to the Fund and for which Superfund USA Inc. (“Superfund USA”) serves as selling agent, (ii) investors who purchased the Units through Superfund USA or an affiliated broker and who are commodity pools operated by commodity pool operators registered as such with the Commodity Futures Trading Commission and (iii) investors who have paid the maximum selling commission on their Series A-1 or Series B-1 Units (by re-designation of such Units as Series A-2 Units or Series B-2 Units as described herein). The foregoing eligibility requirements and selling commissions are the only differences between the Sub-Series within a Series.

The term of the Fund commenced on the day on which the Certificate of Limited Partnership was filed with the Secretary of State of the State of Delaware pursuant to the provisions of the Delaware Revised Uniform Limited Partnership Act and shall end upon the first to occur of the following: (i) receipt by Superfund Capital Management of an approval to dissolve the Fund at a specified time by Limited Partners owning Units representing more than fifty percent (50%) of the outstanding Units of each Series then owned by Limited Partners of each Series, notice of which is sent by certified mail return receipt requested to Superfund Capital Management not less than 90 days prior to the effective date of such dissolution; (ii) withdrawal, insolvency or dissolution of Superfund Capital Management or any other event that causes Superfund Capital Management to cease to be the general partner of the Fund, unless (a) at the time of each event there is at least one remaining general partner of the Fund who carries on the business of the Fund (and each remaining general partner of the Fund is hereby authorized to carry on the business of general partner of the Fund in such an event), or (b) within 120 days after such event Limited Partners of a Series holding a majority of Units of such Series agree in writing to continue the business of the Fund and such Series and to the appointment, effective as of the date of such event, of one or more general partners of the Fund and such Series; (iii) a decline in the aggregate net assets of each Series to less than $500,000 at any time following commencement of trading in the Series; or (iv) any other event which shall make it unlawful for the existence of the Fund to be continued or which requires termination of the Fund.

Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Nature of Operations, Basis of Presentation and Significant Accounting Policies and Financial Highlights [Abstract]
Basis of Presentation and Significant Accounting Policies
(2)	Basis of Presentation and Significant Accounting Policies

(a)	Basis of Presentation

Pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”), audited financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and presented for the Fund as a whole, as the SEC registrant, and for Series A and Series B individually. For the avoidance of doubt, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable only against the assets of such Series and not against the assets of the Fund generally or any other Series. Accordingly, the assets of one Series of the Fund include only those funds and other assets that are paid to, held by or distributed to the Fund on account of and for the benefit of that Series, including, without limitation, funds delivered to the Fund for the purchase of Units in that Series.

(b)	Valuation of Investments in Futures Contracts, Forward Contracts and U.S Treasury Bills

All commodity interests (including derivative financial instruments and derivative commodity instruments) are used for trading purposes. The commodity interests are recorded on a trade date basis and open contracts are recorded in the statements of assets and liabilities at fair value on the last business day of the period, which represents market value for those commodity interests for which market quotes are readily available. Exchange-traded futures contracts are valued at settlement prices published by the recognized exchange. Any spot and forward foreign currency contracts held by the Fund will be valued at published settlement prices or at dealers’ quotes. The Fund uses the amortized cost method for valuing U.S. Treasury Bills due to the short-term nature of such instruments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates fair value (See Note (2)(h) – Fair Value Measurements).

(c)	Translation of Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the period end exchange rates. Purchases and sales of investments and income and expenses that are denominated in foreign currencies are translated into U.S. dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the statements of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations from changes in market prices of investments held. Such fluctuations are included in net realized and unrealized gain (loss) on investments in the statements of operations.

(d)	Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Interest income and expenses are recognized on the accrual basis. The Fund uses the amortized cost method for valuing U.S. Treasury Bills. Operating expenses of the Fund are allocated to each Series in proportion to the net asset value of the Series at the beginning of each month. Expenses directly attributable to a particular Series are charged directly to that Series.

Gains or losses are realized when contracts are liquidated. Unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the statements of financial condition as a net gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 210-20, Offsetting—Balance Sheet.

(e)	Income Taxes

The Fund does not record a provision for U.S. income taxes because the partners report their share of the Fund’s income or loss on their returns. The financial statements reflect the Fund’s transactions without adjustment, if any, required for income tax purposes.

Superfund Capital Management has evaluated the application of ASC 740, Income Taxes (“ASC 740”) to the Fund, to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this evaluation, the Fund has determined no reserves for uncertain tax position are required to be recorded as a result of the application of ASC 740. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements. The Fund files federal and various state tax returns. The 2009 through 2011 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

(f)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires Superfund Capital Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g)	Recently Issued Accounting Pronouncements

ASU 2011-11

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The General Partner is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

ASU 2011-04

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The General Partner is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

ASU 2010-06

In January 2010, FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”), which amends the disclosure requirements of ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) and requires new disclosures regarding transfers in and out of Level 1 and 2 categories, as well as requires entities to separately present purchases, sales, issuances and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. As of January 1, 2010, the Fund adopted ASU 2010-06 except for the disclosures about purchases, sales, issuances, and settlements in the rollforward activity in Level 3 fair value measurements, which were adopted as of January 1, 2011. The adoption of the remaining provisions has not had a material impact on the Fund’s financial statement disclosures.

(h)	Fair Value Measurements

The Fund follows ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining fair value, the Fund separates its financial instruments into two categories: U.S. government securities and derivative contracts.

U.S. Government Securities. The Fund’s only market exposure in instruments held other than for trading is in its U.S. Treasury Bill portfolio. As the Fund uses the amortized cost method for valuing its U.S. Treasury Bill portfolio, which approximates fair value, this portfolio is classified within level 2 of the fair value hierarchy.

Derivative Contracts. Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Fund has exposure to exchange-traded derivative contracts through the Fund’s trading of exchange-traded futures contracts. The Fund’s exchange-traded futures contract positions are valued daily at settlement prices published by the applicable exchanges. In such cases, provided they are deemed to be actively traded, exchange-traded derivatives are classified within level 1 of the fair value hierarchy. Less actively traded exchange-traded derivatives fall within level 2 of the fair value hierarchy.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market-clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. For OTC derivatives that trade in liquid markets, such as generic forwards and swaps, model inputs can generally be verified and model selection does not involve significant management judgment. The OTC derivatives held by the Fund may include forwards and swaps. Spot and forward foreign currency contracts held by the Fund are valued at published daily settlement prices or at dealers’ quotes. The Fund’s forward positions are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives traded in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Fund does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Fund updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Fund cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value. The Fund attempts to avoid holding less liquid OTC derivatives. However, once held, the market for any particular derivative contract could become less liquid during the holding period.

As of and during the years ended December 31, 2011 and December 31, 2010, the Fund held no investments or derivative contracts valued using level 3 inputs.

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2011:

Superfund Gold, L.P.

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$6,400,000	$—	$6,400,000	$—
Unrealized appreciation on open forward contracts	134,988	—	134,988	—
Futures contracts sold	378,483	378,483	—	—

Total Assets Measured at Fair Value	$6,913,471	$378,483	$6,534,988	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$95,397	$—	$95,397	$—
Futures contracts sold	2,237,362	2,237,362	—	—

Total Liabilities Measured at Fair Value	$2,332,759	$2,237,362	$95,397	$—

Superfund Gold, L.P. – Series A

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$3,700,000	$—	$3,700,000	$—
Unrealized appreciation on open forward contracts	69,300	—	69,300	—
Futures contracts sold	189,971	189,971	—	—

Total Assets Measured at Fair Value	$3,959,271	$189,971	$3,769,300	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$51,238	$—	$51,238	$—
Futures contracts purchased	1,411,823	1,411,823	—	—

Total Liabilities Measured at Fair Value	$1,463,061	$1,411,823	$51,238	$—

Superfund Gold, L.P. – Series B

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$2,700,000	$—	$2,700,000	$—
Unrealized appreciation on open forward contracts	65,688	—	65,688	—
Futures contracts sold	188,512	188,512	—	—

	Balance December 31, 2011	Level 1	Level 2	Level 3
Total Assets Measured at Fair Value	$2,954,200	$188,512	$2,765,688	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$44,159	$—	$44,159	$—
Futures contracts purchased	825,539	825,539	—	—

Total Liabilities Measured at Fair Value	$869,698	$825,539	$44,159	$—

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2010:

Superfund Gold, L.P.

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$9,598,087	$—	$9,598,087	$—
Unrealized appreciation on open forward contracts	224,585	—	224,585	—
Futures contracts purchased	2,832,921	2,832,921	—	—

Total Assets Measured at Fair Value	$12,655,593	$2,832,921	$9,822,672	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$36,460	$—	$36,460	$—
Futures contracts sold	349,805	349,805	—	—

Total Liabilities Measured at Fair Value	$386,265	$349,805	$36,460	$—

Superfund Gold, L.P. – Series A

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$4,949,019	$—	$4,949,019	$—
Unrealized appreciation on open forward contracts	95,755	—	95,755	—
Futures contracts purchased	1,271,946	1,271,946	—	—

Total Assets Measured at Fair Value	$6,316,720	$1,271,946	$5,044,774	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$13,857	$—	$13,857	$—
Futures contracts sold	143,844	143,844	—	—

Total Liabilities Measured at Fair Value	$157,701	$143,844	$13,857	$—

Superfund Gold, L.P. – Series B

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$4,649,068	$—	$4,649,068	$—
Unrealized appreciation on open forward contracts	128,830	—	128,830	—
Futures contracts purchased	1,560,975	1,560,975	—	—

Total Assets Measured at Fair Value	$6,338,873	$1,560,975	$4,777,898	$—

	Balance December 31, 2010	Level 1	Level 2	Level 3
LIABILITIES
Unrealized depreciation on open forward contracts	$22,603	$—	$22,603	$—
Futures contracts sold	205,961	205,961	—	—

Total Liabilities Measured at Fair Value	$228,564	$205,961	$22,603	$—

Disclosure of derivative instruments and hedging activities	12 Months Ended
Dec. 31, 2011
Disclosure of derivative instruments and hedging activities [Abstract]
Disclosure of derivative instruments and hedging activities
(3)	Disclosure of derivative instruments and hedging activities

The Fund follows ASC 815, Disclosures about Derivative Instruments and Hedging Activities (“ASC 815”). ASC 815 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Derivative instruments held by the Fund do not qualify as derivative instruments held as hedging instruments, as defined in ASC 815. Instead, the Fund includes derivative instruments in its trading activity. Per the requirements of ASC 815, the Fund discloses the gains and losses on its trading activities for both derivative and nonderivative instruments in the Statement of Operations for each Series.

The Fund engages in the speculative trading of forward contracts in currency and futures contracts in a wide range of commodities, including equity markets, interest rates, food and fiber, energy, livestock and metals. ASC 815 requires entities to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Investments in forward contracts and commodity futures contracts are recorded in the Statements of Assets and Liabilities as “unrealized appreciation or depreciation on open forward contracts and futures contracts purchased and futures contracts sold.” Since the derivatives held or sold by the Fund are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of ASC 815. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Fund’s realized and unrealized gain (loss) on investments in the Statements of Operations.

Superfund Capital Management believes futures and forward trading activity expressed as a percentage of net assets is indicative of trading activity. Information concerning the fair value of the Fund’s derivatives held long or sold short, as well as information related to the annual average volume of the Fund’s derivative activity, is as follows:

Superfund Gold, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$134,988	$—	$134,988

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(95,397)	(95,397)

Futures contracts	Futures contracts purchased	—	(2,237,362)	(2,237,362)

Futures contracts	Futures contracts sold	378,483	—	378,483

Totals		$513,471	$(2,332,759)	$(1,819,288)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$224,585	$—	$224,585

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(36,460)	(36,460)

Futures contracts	Futures contracts purchased	2,832,921	—	2,832,921

Futures contracts	Futures contracts sold	—	(349,805)	(349,805)

Totals		$3,057,506	$(386,265)	$2,671,241

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(119,549)	$(148,534)

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	5,708,315	(4,341,995)

Total		$5,588,766	$(4,490,529)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$35,721	$261,151

Futures contracts	Net realized and unrealized gain on futures and forward contracts	7,134,846	3,309,902

Total		$7,170,567	$3,571,053

Superfund Gold, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$5,543	0.0	*	$(44,476)	(0.2)	$129,445	0.5	$(50,921)	(0.2)	$39,591
Currency	68,883	0.3		(400)	(0.0)*	91,363	0.4	(6,081)	(0.0)*	153,765
Financial	33,539	0.1		(27,659)	(0.1)	—	—	(11,937)	(0.0)*	(6,057)
Food & Fiber	32,513	0.1		(1,800)	(0.0)*	85,412	0.3	(62,115)	(0.2)	54,010
Indices	10,041	0.0	*	(1,848)	(0.0)*	77,622	0.3	(18,751)	(0.1)	67,064
Metals	1,110	0.0	*	(2,265,102)	(8.9)	163,647	0.6	(44,307)	(0.2)	(2,144,652)
Livestock	—	—		—	—	19,430	0.1	(480)	(0.0)*	18,950
Energy	—	—		(86,639)	(0.3)	84,680	0.3	—	—	(1,959)

Totals	$151,629	0.5		$(2,427,924)	(9.5)	$651,599	2.5	$(194,592)	(0.7)	$(1,819,288)

*	Due to rounding

Superfund Gold, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$193,612	0.7	$(14,156)	(0.1)		$30,974	0.1		(22,305)	(0.1)	$188,125
Currency	484,663	1.8	—	—		53,250	0.2		(19,556)	(0.1)	518,357
Financial	135,655	0.5	(8,118)	(0.0	)*	6,771	0.0	*	(29,115)	(0.1)	105,193
Food & Fiber	195,205	0.7	(955)	(0.0	)*	—	—		—	—	194,250
Indices	207,408	0.8	(93,343)	(0.3)		23,963	0.1		—	—	138,028
Metals	1,715,408	6.4	(6,245)	(0.0	)*	—	—		(354,138)	(1.3)	1,355,025
Livestock	92,610	0.3	(150)	(0.0	)*	—	—		—	—	92,460
Energy	134,619	0.5	(23,836)	(0.1)		—	—		(30,980)	(0.1)	79,803

Totals	$3,159,180	11.7	$(146,803)	(0.5)		$114,958	0.4		$(456,094)	(1.7)	$2,671,241

*	Due to rounding

Superfund Gold, L.P. average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	75	73	$409,877	$343,903

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,023	224
Financial	1,726	510
Food & Fiber	131	71
Indices	659	471
Metals	393	136
Livestock	57	26
Energy	295	418

Totals	4,359	1,929

*	Based on quarterly holdings

Superfund Gold, L.P. average* contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	78	82	$336,671	$303,121

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	576	84
Financial	1,248	570
Food & Fiber	147	74
Indices	973	187
Metals	413	44
Livestock	43	11
Energy	361	234

Totals	3,839	1,286

*	Based on quarterly holdings

Superfund Gold, L.P. trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Losses	Net Trading Gains (Losses)
Foreign Exchange	$(119,549)	$(148,534)	$(268,083)
Currency	(1,508,127)	(364,592)	(1,872,719)
Financial	2,001,449	(111,250)	1,890,199
Food & Fiber	(517,447)	(140,240)	(657,687)
Indices	(1,877,005)	(70,964)	(1,947,969)
Metals	6,405,112	(3,499,677)	2,905,435
Livestock	(284,910)	(73,510)	(358,420)
Energy	1,489,243	(81,762)	1,407,481

Total net trading gains (losses)	$5,588,766	$(4,490,529)	$1,098,237

	For the Year Ended December 31, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$35,721	$261,151	$296,872
Currency	691,570	615,043	1,306,613
Financial	2,099,722	170,993	2,270,715
Food & Fiber	24,772	60,020	84,792
Indices	578,673	(115,837)	462,836
Metals	4,755,671	2,450,096	7,205,767
Livestock	(132,870)	101,650	(31,220)
Energy	(882,692)	27,937	(854,755)

Total net trading gains (losses)	$7,170,567	$3,571,053	$10,741,620

Superfund Gold, L.P.—Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$69,300	$—	$69,300

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(51,238)	(51,238)

Futures contracts	Futures contracts purchased	—	(1,411,823)	(1,411,823)

Futures contracts	Futures contracts sold	189,971	—	189,971

Totals		$259,271	$(1,463,061)	$(1,203,790)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$95,755	$—	$95,755

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(13,857)	(13,857)

Futures contracts	Futures contracts purchased	1,271,946	—	1,271,946

Futures contracts	Futures contracts sold	—	(143,844)	(143,844)

Totals		$1,367,701	$(157,701)	$1,210,000

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(96,463)	$(63,836)

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	2,863,793	(2,349,954)

Total		$2,767,330	$(2,413,790)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$164,227	$81,898

Futures contracts	Net realized and unrealized gain on futures and forward contracts	3,209,398	1,409,409

Total		$3,373,625	$1,491,307

Superfund Gold, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$2,774	0.0	*	$(23,321)	(0.1)	$66,526	0.4	$(27,917)	(0.2)	$18,062
Currency	37,100	0.2		(200)	(0.0)*	47,744	0.3	(3,781)	(0.0)	80,863
Financial	17,166	0.1		(14,552)	(0.1)	—	—	(6,656)	(0.0)	(4,042)
Food & Fiber	17,413	0.1		(675)	(0.0)*	44,589	0.3	(32,982)	(0.2)	28,345
Indices	5,624	0.1		(907)	(0.0)*	38,232	0.2	(12,206)	(0.1)	30,743
Metals	1,110	0.0	*	(1,428,849)	(9.0)	88,207	0.6	(25,326)	(0.2)	(1,364,858)
Livestock	—	—		—	—	9,670	0.1	—	—	9,670
Energy	—	—		(45,053)	(0.3)	42,480	0.3	—	—	(2,573)

Totals	$81,187	0.5		$(1,513,557)	(9.5)	$337,448	2.2	$(108,868)	(0.7)	$(1,203,790)

*	Due to rounding

Superfund Gold, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$84,142	0.6	$(4,472)	(0.0	)*	$11,613	0.1		$(9,385)	(0.1)	$81,898
Currency	208,888	1.5	—	—		22,631	0.2		(8,381)	(0.1)	223,138
Financial	58,501	0.4	(3,435)	(0.0	)*	1,766	0.0	*	(12,373)	(0.1)	44,459
Food & Fiber	82,217	0.6	(436)	(0.0	)*	—	—		—	—	81,781
Indices	84,851	0.7	(38,227)	(0.3)		9,628	0.1		—	—	56,252
Metals	797,284	5.8	(2,926)	(0.0	)*	—	—		(144,925)	(1.1)	649,433
Livestock	41,020	0.3	(50)	(0.0	)*	—	—		—	—	40,970
Energy	54,905	0.4	(10,646)	(0.1)		—	—		(12,190)	(0.1)	32,069

Totals	$1,411,808	10.3	$(60,192)	(0.4)		$45,638	0.4		$(187,254)	(1.5)	$1,210,000

*	Due to rounding

Series A average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	36	35	$184,028	$159,210

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	479	111
Financial	805	235
Food & Fiber	61	36
Indices	283	229
Metals	181	62
Livestock	27	13
Energy	138	202

Totals	2,010	923

*	Based on quarterly holdings

Series A average* contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	24	23	$82,174	$46,696

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	184	27
Financial	366	186
Food & Fiber	41	23
Indices	285	54
Metals	127	12
Livestock	13	3
Energy	100	81

Totals	1,140	409

*	Based on quarterly holdings

Series A trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Lossess	Net Trading Gains (Losses)
Foreign Exchange	$(96,463)	$(63,836)	$(160,299)
Currency	(853,077)	(142,275)	(995,352)
Financial	945,914	(48,501)	897,413
Food & Fiber	(253,834)	(53,436)	(307,270)
Indices	(930,898)	(25,509)	(956,407)
Metals	3,488,133	(2,014,291)	1,473,842
Livestock	(149,450)	(31,300)	(180,750)
Energy	617,005	(34,642)	582,363

Total net trading gains (losses)	$2,767,330	$(2,413,790)	$353,540

	For the Year Ended December 31, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains	Net Trading Gains (Losses)
Foreign Exchange	$164,227	$81,898	$246,125
Currency	379,999	238,235	618,234
Financial	563,890	52,387	616,277
Food & Fiber	17,166	65,841	83,007
Indices	284,057	40,408	324,465
Metals	2,300,929	936,303	3,237,232
Livestock	(36,170)	42,050	5,880
Energy	(300,473)	34,185	(266,288)

Total net trading gains	$3,373,625	$1,491,307	$4,864,932

Superfund Gold, L.P.—Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$65,688	$—	$65,688

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(44,159)	(44,159)

Futures contracts	Futures contracts purchased	—	(825,539)	(825,539)

Futures contracts	Futures contracts sold	188,512	—	188,512

Totals		$254,200	$(869,698)	$(615,498)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$128,830	$—	$128,830

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(22,603)	(22,603)

Futures contracts	Futures contracts purchased	1,560,975	—	1,560,975

Futures contracts	Futures contracts sold	—	(205,961)	(205,961)

Totals		$1,689,805	$(228,564)	$1,461,241

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign Exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(23,086)	$(84,698)

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	2,844,522	(1,992,041)

Total		$2,821,436	$(2,076,739)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign Exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(128,506)	$179,253

Futures contracts	Net realized and unrealized gain on futures and forward contracts	3,925,448	1,900,493

Total		$3,796,942	$2,079,746

Superfund Gold, L.P. — Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$2,769	0.0	*	$(21,155)	(0.3)	$62,919	0.7	$(23,004)	(0.2)	$21,529
Currency	31,783	0.3		(200)	(0.0)*	43,619	0.4	(2,300)	(0.0)*	72,902
Financial	16,373	0.1		(13,107)	(0.1)	—	—	(5,281)	(0.1)	(2,015)
Food & Fiber	15,100	0.1		(1,125)	(0.0)*	40,823	0.4	(29,133)	(0.3)	25,665
Indices	4,417	0.0	*	(941)	(0.0)*	39,390	0.4	(6,545)	(0.1)	36,321
Metals	—	—		(836,253)	(8.8)	75,440	0.8	(18,981)	(0.2)	(779,794)
Livestock	—	—		—	—	9,760	0.1	(480)	(0.0)*	9,280
Energy	—	—		(41,586)	(0.4)	42,200	0.4	—	—	614

Totals	$70,442	0.5		$(914,367)	(9.6)	$314,151	3.2	$(85,724)	(0.9)	$615,498

*	Due to rounding

Superfund Gold, L.P. — Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$109,470	0.9	$(9,684)	(0.1)		$19,361	0.1		$(12,920)	(0.1)	$106,227
Currency	275,775	2.1	—	—		30,619	0.3		(11,175)	(0.1)	295,219
Financial	77,154	0.6	(4,683)	(0.0	)*	5,005	0.0	*	(16,742)	(0.1)	60,734
Food & Fiber	112,988	0.9	(519)	(0.0	)*	—	—		—	—	112,469
Indices	122,557	0.9	(55,116)	(0.4)		14,335	0.1		—	—	81,776
Metals	918,124	7.1	(3,319)	(0.0	)*	—	—		(209,213)	(1.6)	705,592
Livestock	51,590	0.4	(100)	(0.0	)*	—	—		—	—	51,490
Energy	79,714	0.6	(13,190)	(0.1)		—	—		(18,790)	(0.1)	47,734

Totals	$1,747,372	13.5	$(86,611)	(0.6)		$69,320	0.5		$(268,840)	(2.0)	$1,461,241

*	Due to rounding

Series B average* contract volume by market sector for Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	39	38	$225,849	$184,693

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	544	113
Financial	921	275
Food & Fiber	70	35
Indices	376	242
Metals	212	74
Livestock	30	13
Energy	157	216

Totals	2,349	1,006

*	Based on quarterly holdings

Series B average* contract volume by market sector for Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	54	59	$254,497	$256,425

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	392	57
Financial	882	384
Food & Fiber	106	51
Indices	688	133
Metals	286	32
Livestock	30	8
Energy	261	153

Totals	2,699	877

*	Based on quarterly holdings

Series B trading results by market sector

	For the Year Ended December 31, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Losses	Net Trading Gains (Losses)
Foreign Exchange	$(23,086)	$(84,698)	$(107,784)
Currency	(655,050)	(222,317)	(877,367)
Financial	1,055,535	(62,749)	992,786
Food & Fiber	(263,613)	(86,804)	(350,417)
Indices	(946,107)	(45,455)	(991,562)
Metals	2,916,979	(1,485,386)	1,431,593
Livestock	(135,460)	(42,210)	(177,670)
Energy	872,238	(47,120)	825,118

Total net trading gains (losses)	$2,821,436	$(2,076,739)	$744,697

	For the Year Ended December 31, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(128,506)	$179,253	$50,747
Currency	311,571	376,808	688,379
Financial	1,535,832	118,606	1,654,438
Food & Fiber	7,606	(5,821)	1,785
Indices	294,616	(156,245)	138,371
Metals	2,454,742	1,513,793	3,968,535
Livestock	(96,700)	59,600	(37,100)
Energy	(582,219)	(6,248)	(588,467)

Total net trading gains	$3,796,942	$2,079,746	$5,876,688

Due from/to Brokers	12 Months Ended
Dec. 31, 2011
Due from/to Brokers [Abstract]
Due from/to Brokers
(4)	Due from/to Brokers

Due from brokers consist of proceeds from securities sold. Amounts due from brokers may be restricted to the extent that they serve as deposits for securities sold short. Amounts due to brokers represent margin borrowings that are collateralized by certain securities. As of December 31, 2011, there were no amounts due to brokers.

In the normal course of business, all of the Fund’s marketable securities transactions, money balances and marketable security positions are transacted with brokers. The Fund is subject to credit risk to the extent any broker with whom it conducts business is unable to fulfill contractual obligations on its behalf. On October 31, 2011, MF Global reported to the SEC and the CFTC possible deficiencies in customer segregated accounts held at the firm. As a result, the SEC and CFTC determined that a liquidation proceeding led by SIPC would be the safest and most prudent course of action to protect customer accounts and assets, and SIPC initiated the liquidation of MF Global under the Securities Investor Protection Act. Superfund Capital Management closely monitored MF Global in the weeks prior to October 31, 2011 and began reducing the Fund’s exposure to MF Global. In October, total trading positions and assets of the Fund held at MF Global were reduced and steps were initiated to transfer all remaining positions and assets from MF Global to other clearing brokers prior to the bankruptcy filing. On November 21, 2011, the SIPC liquidation Trustee announced that the shortfall in the customer segregated funds account could be as much as 22% or more. After consideration of the Fund’s exposure, the General Partner caused the Fund to take a reserve to account for the Fund’s estimated exposure to such 22% shortfall as of October 31, 2011. As of December 31, 2011 approximately $335,000 of Series A-1 assets were still on deposit in an account(s) at MF Global. These assets represented approximately 2.7% of Series A-1’s net asset value of approximately $12.51 million as of December 31, 2011. On October 31, 2011, Series A-1 recorded a reserve that reduced the net asset value by $74,240 (or approximately $8.88 per Series A-1 Unit) as of December 31, 2011. As of December 31, 2011 approximately $85,000 of Series A-2 assets were still on deposit in an account(s) at MF Global. These assets represented approximately 2.6% of Series A-2’s net asset value of approximately $3.31 million as of December 31, 2011. On October 31, 2011, Series A-2 recorded a reserve that reduced the net asset value by $18,992 (or approximately $9.32 per Series A-2 Unit) as of December 31, 2011. As of December 31, 2011 approximately $269,000 of Series B-1 assets were still on deposit in an account(s) at MF Global. These assets represented approximately 4.8% of Series B-1’s net asset value of approximately $5.62 million as of December 31, 2011. On October 31, 2011, Series B-1 recorded a reserve that reduced the net asset value by $60,399 (or approximately $13.05 per Series B-1 Unit) as of December 31, 2011. As of December 31, 2011 approximately $183,000 of Series B-2 assets were still on deposit in an account(s) at MF Global. These assets represented approximately 4.7% of Series B-2’s net asset value of approximately $3.92 million as of December 31, 2011. On October 31, 2011, Series B-2 recorded a reserve that reduced the net asset value by $41,122 (or approximately $13.64 per Series B-2 Unit) as of December 31, 2011. The General Partner does not believe that the MF Global liquidation will have a material impact on the ongoing trading operations of the Fund. However, because MF Global is still in the liquidation process as of today, further developments in the MF Global liquidation proceedings may have an impact on the ability of the Fund to:

•	satisfy redemption requests in the normal 20-day time period;

•	adequately value redemption requests in the ordinary timeframe;

•	accept new subscriptions and properly value the net asset value for new subscribers; and

•	provide for accurate valuation in the Fund’s account statements provided to Limited Partners.

There can be no assurances:

•	that the Fund will have immediate access to any or all of its assets in accounts held at MF Global; and

•	as to the amount or value of those assets in the context of the bankruptcy.

Future actions involving MF Global may impact the Fund’s ability to value the portion of its assets held at MF Global and/or delay the payment of a Limited Partner’s pro rata share of such assets upon redemption. The foregoing reserve is based upon available information. As additional information becomes available, additional reserves may be taken or prior reserves reversed, which will be accounted for in accordance with generally accepted accounting principles as of the time that such information is then available (and not as of the date that the liquidation proceedings commenced with respect to MF Global). As a result, all Limited Partners will participate in any future reserves taken (resulting in decreases in the Fund’s net asset value) or any reversal of prior reserves (resulting in increases in the Fund’s net asset value) to the extent that such Limited Partner holds Units at the time that such reserve is taken or reversed.

Allocation of Net Profits and Losses	12 Months Ended
Dec. 31, 2011
Allocation of Net Profits and Losses [Abstract]
Allocation of Net Profits and Losses
(5)	Allocation of Net Profits and Losses

In accordance with the Third Amended and Restated Limited Partnership Agreement (the “Limited Partnership Agreement”), net profits and losses of the Fund are allocated to partners according to their respective interests in the Fund as of the beginning of each month.

Subscriptions received in advance, if any, represent cash received prior to December 31 for contributions of the subsequent month and do not participate in the earnings of the Fund until the following January.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
(6)	Related Party Transactions

Superfund Capital Management shall be paid a management fee equal to one-twelfth of 2.25% of month-end net assets (2.25% per annum) and operating and ongoing offering expenses equal to one-twelfth of 0.75% of month-end net assets (0.75% per annum) when considered together, not to exceed the amount of actual expenses incurred. Superfund Capital Management will also be paid a monthly performance/incentive fee equal to 25% of the new appreciation without respect to interest income or any changes in net asset due to changes in value of the Fund’ dollar for dollar gold position. Trading losses will be carried forward and no further performance/incentive fee may be paid until the prior losses have been recovered. In addition, Superfund Asset Management Inc., an affiliate of Superfund Capital Management, serves as the introducing broker for the Fund’s futures transactions and receives a portion of the brokerage commissions paid by the Fund in connection with its futures trading. Superfund USA, Inc., an entity related to Superfund Capital Management by common ownership, shall be paid selling commissions equal to 2% of the month-end net asset value per Series A-1 Unit and Series B-1 Unit (one-twelfth of 2% per month). These amounts are included under “Selling commission” in the Statements of Operations. However, the maximum cumulative selling commission per Unit is limited to 10% of the gross offering proceeds of such Unit.

Superfund Capital Management will also be paid a monthly performance/incentive fee equal to 25% of the new appreciation without respect to interest income. Trading losses will be carried forward and no further performance/incentive fee may be paid until the prior losses have been recovered.

As of December 31, 2011, Superfund Capital Management owned 514.919 Units of Series A-1, representing 5.85% of the total issued Units of Series A-1, and 434.257 Units of Series B-1, representing 9.31% of the total issued Units of Series B-1, having a combined value of $1,309,573. Losses allocated to Units of Series A-1 and Series B-1 owned by Superfund Capital Management were $83,901 for the year ended December 31, 2011. Superfund Capital Management did not make any contributions to or withdrawals from any Series during this period. Superfund Capital Management’s ownership of Units of Series A-1 and Series A-2 is included in the overall changes in capital activity reported in the Statements of Changes in Net Assets.

Financial Highlights	12 Months Ended
Dec. 31, 2011
Nature of Operations, Basis of Presentation and Significant Accounting Policies and Financial Highlights [Abstract]
Financial Highlights
(7)	Financial Highlights

Financial highlights for year ended December 31, 2011, are as follows:

	SERIES A-1	SERIES A-2
Total return*
Total return before incentive fees and MF Global reserve	(2.6)%	(0.6)%
Incentive fees	(1.3)%	(1.5)%
MF Global reserve	(0.6)%	(0.6)%

Total return after incentive fees	(4.5)%	(2.7)%

Ratio to average partners’ capital
Operating expenses before incentive fees	6.7%	4.6%
Incentive fees	1.4%	1.6%
MF Global reserve	0.6%	0.6%

Total expenses	8.6%	6.8%

Net investment loss	(7.2)%	(5.1)%
Net asset value per unit, beginning of period	$1,566.65	$1,671.00
Net investment loss	(143.06)	(120.58)
Net gain on investments	72.56	75.21

Net asset value per unit, end of period	$1,496.15	$1,625.63

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(103.81)	$(96.66)

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$(70.50)	$(45.37)

Financial highlights for the year ended December 31, 2011, are as follows:

	$00000000	$00000000
	SERIES B-1	SERIES B-2
Total return*
Total return before incentive fees	(4.8)%	(2.9)%
Incentive fees	(2.3)%	(2.5)%
MF Global reserve	(1.0)%	(1.0)%

Total return after incentive fees	(8.1)%	(6.4)%

Ratio to average partners’ capital
Operating expenses before incentive fees	7.4%	5.3%
Incentive fees	3.3%	3.1%
MF Global reserve	0.8%	0.8%

Total expenses	11.4%	9.2%

Net investment loss	(8.1)%	(6.1)%

Net asset value per unit, beginning of period	$1,351.21	$1,389.80
Net investment loss	(161.43)	(135.67)
Net gain on investments	51.83	46.77

Net asset value per unit, end of period	$1,241.61	$1,300.90

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

	$00000000	$00000000
Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(78.44)	$(50.73)

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$(109.60)	$(88.90)

Financial highlights for year ended December 31, 2010, are as follows:

	$00000000	$00000000
	SERIES A-1	SERIES A-2
Total return
Total return before incentive fees	52.0%	54.9%
Incentive fees	(3.8)%	(4.5)%

Total return after incentive fees	48.2%	50.4%

Ratio to average partners’ capital
Operating expenses before incentive fees	7.2%	5.1%
Incentive fees	4.4%	4.9%

Total expenses	11.6%	10.0%

	$000000000	$000000000
Net investment loss	(7.0)%	(5.0)%

Net asset value per unit, beginning of period	$1,056.90	$1,111.40
Net investment loss	(142.77)	(132.16)
Net gain on investments	652.52	691.76

Net asset value per unit, end of period	$1,566.65	$1,671.00

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

	$000000000	$000000000
Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$586.87	$638.10

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$509.75	$559.60

Financial highlights for the year ended December 31, 2010, are as follows:

	$00000000	$00000000
	SERIES B-1	SERIES B-2
Total return
Total return before incentive fees	56.7%	59.9%
Incentive fees	(2.0)%	(3.2)%

Total return after incentive fees	54.7%	56.7%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.2%	6.2%
Incentive fees	1.6%	3.1%

Total expenses	9.8%	9.3%

Net investment loss	(8.2)%	(6.1)%

Net asset value per unit, beginning of period	$873.68	$886.92
Net investment loss	(95.99)	(95.19)
Net gain on investments	573.52	598.07

Net asset value per unit, end of period	$1,351.21	$1,389.80

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

	$000000000	$000000000
Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$456.22	$547.21

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$477.53	$502.88

Financial Instrument Risk	12 Months Ended
Dec. 31, 2011
Financial Instrument Risk [Abstract]
Financial Instrument Risk
(8)	Financial Instrument Risk

In the normal course of its business, the Fund is party to financial instruments with off-balance sheet risk, including derivative financial instruments and derivative commodity instruments. The term “off-balance sheet risk” refers to an unrecorded potential liability that, even though it does not appear on the balance sheet, may result in a future obligation or loss. These financial instruments may include forwards, futures and options, whose values are based upon an underlying asset, index or reference rate, and generally represent future commitments to exchange currencies or cash flows, to purchase or sell other financial instruments at specific terms at specific future dates, or, in the case of derivative commodity instruments, to have a reasonable possibility to be settled in cash, through physical delivery or with another financial instrument. These instruments may be traded on an exchange or OTC. Exchange traded instruments are standardized and include futures and certain option contracts. OTC contracts are negotiated between contracting parties and include forwards and certain options. Each of these instruments is subject to various risks similar to those related to the underlying financial instruments including market and credit risk. In general, the risks associated with OTC contracts are greater than those associated with exchange traded instruments because of the greater risk of default by the counterparty to an OTC contract.

For the Fund, gross unrealized gains and losses related to exchange traded futures were $668,238 and $2,527,119, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $134,988 and $95,397, respectively, at December 31, 2011.

For Series A, gross unrealized gains and losses related to exchange traded futures were $349,335 and $1,571,187, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $69,300 and $51,238, respectively, at December 31, 2011.

For Series B, gross unrealized gains and losses related to exchange traded futures were $318,903 and $955,932, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $65,688 and $44,159, respectively, at December 31, 2011.

Market risk is the potential for changes in the value of the financial instruments traded by the Fund due to market changes, including interest and foreign exchange rate movements and fluctuations in commodity prices. In entering into these contracts, there exists a market risk that such contracts may be significantly influenced by conditions, such as interest rate volatility, resulting in such contracts being less valuable. If the markets should move against all of the futures interest positions at the same time, and Superfund Capital Management is unable to offset such positions, the Fund could experience substantial losses.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk with respect to exchange-traded instruments is reduced to the extent that an exchange or clearing organization acts as a counterparty to the transactions. The Fund’s risk of loss in the event of counterparty default is typically limited to the amounts recognized in the statements of assets and liabilities and not represented by the contract or notional amounts of the instruments. As the Fund’s assets are held in segregated accounts with futures commission merchants, the Fund has credit risk and concentration risk. The Fund’s futures commission merchants are currently ADM Investor Services, Inc., Barclays Capital Inc., and Rosenthal Collins Group, L.L.C. Prior to its insolvency, the Fund used MF Global, Inc. as one of its futures commission merchants. See Note 4 for additional discussion of MF Global.

Superfund Capital Management monitors and attempts to control the Fund’s risk exposure on a daily basis through financial, credit and risk management monitoring systems, and accordingly believes that it has effective procedures for evaluating and limiting the credit and market risks to which the Fund is subject. These monitoring systems allow Superfund Capital Management to statistically analyze actual trading results with risk adjusted performance indicators and correlation statistics. In addition, on-line monitoring systems provide account analysis of futures and forward positions by sector, margin requirements, gain and loss transactions and collateral positions.

The majority of these instruments mature within one year of December 31, 2011. However, due to the nature of the Fund’s business, these instruments may not be held to maturity.

Subscriptions and Redemptions	12 Months Ended
Dec. 31, 2011
Subscriptions and Redemptions [Abstract]
Subscriptions and Redemptions
(9)	Subscriptions and Redemptions

Investors must submit subscriptions at least five business days prior to the applicable month-end closing date and they will be accepted once payments are received and cleared. All subscription funds are required to be promptly transmitted to the escrow agent, HSBC Bank USA. Subscriptions must be accepted or rejected by Superfund Capital Management within five business days of receipt, and the settlement date for the deposit of subscription funds in escrow must be within five business days of acceptance. No fees or costs will be assessed on any subscription while held in escrow, irrespective of whether the subscription is accepted or the subscription funds are returned.

A limited partner of a Series (“Limited Partner”) may request any or all of his investment in such Series be redeemed by such Series at the net asset value of a Unit within such Series as of the end of each month, subject to a minimum redemption of $1,000 and subject further to such Limited Partner having an investment in such Series, after giving effect to the requested redemption, at least equal to the minimum initial investment amount of $10,000 (or such minimum as was in effect at the time such Limited Partner initially acquired its Units). Limited Partners must transmit a written request of such withdrawal to Superfund Capital Management not less than five business days prior to the end of the month (or such shorter period as permitted by Superfund Capital Management) as of which redemption is to be effective. Redemptions will generally be paid within twenty days after the date of redemption. However, in special circumstances, including, but not limited to, inability to liquidate dealers’ positions as of a redemption date or default or delay in payments due to each Series from clearing brokers, banks or other persons or entities, each Series may in turn delay payment to persons requesting redemption of the proportionate part of the net assets of each Series represented by the sums that are the subject of such default or delay. In the event that the estimated net asset value per Unit of a Series, or sub-Series thereof, after adjustments for distributions, as of the close of business on any business day is less than 50% of the net asset value per Unit of such Series, or sub-Series thereof, as of the most recent month-end, a special redemption period shall be established. In the event of a special redemption, Superfund Capital Management shall notify Limited Partners within such Series within seven business days thereafter and shall liquidate all open positions with respect to such Series as expeditiously as possible and suspend trading. Within ten business days after the date of suspension of trading, Superfund Capital Management shall declare a date (a “Special Redemption Date”) with respect to such Series. Such Special Redemption Date shall be a business day within 30 business days from the date of suspension of trading by such Series, and Superfund Capital Management shall mail notice of such date to each Limited Partner of such Series and assignee of Units within such Series of whom it has received written notice, by first-class mail, postage prepaid, not later than ten business days prior to such Special Redemption Date, together with instructions as to the procedure such Limited Partner or assignee must follow to have his interest in such Series redeemed on such date (only entire, not partial, interests may be so redeemed unless otherwise determined by Superfund Capital Management). Upon redemption pursuant to a Special Redemption Date, a Limited Partner or any other assignee of whom Superfund Capital Management has received written notice as described above, shall receive from the applicable Series an amount equal to the Net Asset Value of his interest in such Series, determined as of the close of business (as determined by Superfund Capital Management) on such Special Redemption Date. The details of the special redemption are set forth in Section 12 of the Limited Partnership Agreement.

Indemnification	12 Months Ended
Dec. 31, 2011
Indemnification [Abstract]
Indemnification
(10)	Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events [Abstract]
Subsequent events
(11)	Subsequent events

Superfund Capital Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.